Label	Element	Value
Aquila Tax-Free Fund of Colorado
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aquila Tax-Free Fund of Colorado
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is to provide you as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 51 of the Fund's Prospectus, "Sales Charges - Class A Shares and Class T Shares” on page 53 of the Prospectus, “Broker-Defined Sales Charge Waiver Policies” on page 83 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 68 of the Statement of Additional Information (the “SAI”).  If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2017, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Colorado state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, almost all of these obligations are issued by the State of Colorado, its counties and various other local authorities; these obligations may also include certain other governmental issuers.  We call these “Colorado Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  A significant portion of the Colorado Obligations in which the Fund invests consist of revenue bonds, which are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Fund’s weighted average maturity has traditionally been between 5 and 15 years.

At the time of purchase, the Fund’s Colorado Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Fund’s Sub-Adviser, Davidson Fixed Income Management, Inc. doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”).

The Sub-Adviser selects obligations for the Fund’s portfolio in order to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund.  Following is a summary description of certain risks of investing in the Fund.

Market Risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.  When market prices fall, the value of your investment will go down.  In the past several years, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; terror attacks; measures to address budget deficits; downgrades of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.  The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as unlikely to achieve the desired results.  The Federal Reserve has reduced its market support activities and has begun raising interest rates.  Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth.  Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low, so the Fund faces a heightened risk that interest rates may rise.  A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.  The maturity of a security may be significantly longer than its effective duration.  A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Colorado and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Colorado and other municipal issuers in which the Fund may invest.  Continued economic recovery in Colorado will be affected by, among other factors, the health of the Colorado labor market, personal income growth, and the residential real estate market, as well as by uncertainty related to Federal fiscal policy, slower growth in the global economy, geopolitical risks, and business and consumer uncertainty related to these issues. The energy sector is a source of economic activity in Colorado.  Low oil prices and declines in oil and gas production could have a significant impact on employment and income growth in Colorado.  The Taxpayer Bill of Rights (TABOR), is a constitutional provision that limits increases in spending, as well as the amount of revenue that can be raised, by state and local governments in Colorado in each fiscal year. Revenues in excess of those permitted under TABOR must be refunded to taxpayers.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Fund’s Colorado Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. The Fund may make investments that are illiquid or become illiquid after purchase.  Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.  The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities.  Issuers may be more likely to prepay their securities if interest rates fall.  If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Extension Risk.  If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market.  This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology.  The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.  The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Non-Diversification Risk.  The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects.  Also, the Fund may be more risky than a more geographically diverse fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects. Also, the Fund may be more risky than a more geographically diverse fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance. No performance information is presented for Class F or Class T Shares because Class F Shares and Class T Shares are newly offered and do not have annual returns for at least one calendar year. The returns for Class F Shares and Class T Shares would differ from the returns shown because Class F Shares and Class T Shares have different expenses.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1000 (toll-free).

The Fund acquired the assets and liabilities of Tax-Free Fund of Colorado (the “Predecessor Fund”) on October 11, 2013.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to October 11, 2013 is the performance of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1000
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares - 2007-2016
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.05% (quarter ended June 30, 2013).

The year-to-date (from January 1, 2017 to June 30, 2017) total return for Class Y Shares was 2.46%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date (from January 1, 2017 to June 30, 2017) total return for Class Y Shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.05%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y Shares. After-tax returns for other classes of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  (Please note that an investment in shares of the Fund may not be suitable for you if you are investing through a tax-deferred account). The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.   After-tax returns for other classes of shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2016
Aquila Tax-Free Fund of Colorado | Bloomberg Barclays Quality Intermediate Municipal Bond Index. (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Aquila Tax-Free Fund of Colorado | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Total Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $250,000 or more of Class A Shares have no front-end sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	467
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,234
1 Year	rr_AverageAnnualReturnYear01	(3.97%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Aquila Tax-Free Fund of Colorado | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Total Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	890
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,459
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	515
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	890
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,459
1 Year	rr_AverageAnnualReturnYear01	(1.98%)
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Aquila Tax-Free Fund of Colorado | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Total Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.61%	[2]
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 784
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class F or Class T Shares because Class F Shares and Class T Shares are newly offered and do not have annual returns for at least one calendar year.
Aquila Tax-Free Fund of Colorado | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Total Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.88%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,328
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class F or Class T Shares because Class F Shares and Class T Shares are newly offered and do not have annual returns for at least one calendar year.
Aquila Tax-Free Fund of Colorado | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Total Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.63%	[2]
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 809
Annual Return 2007	rr_AnnualReturn2007	3.17%
Annual Return 2008	rr_AnnualReturn2008	0.63%
Annual Return 2009	rr_AnnualReturn2009	9.47%
Annual Return 2010	rr_AnnualReturn2010	1.44%
Annual Return 2011	rr_AnnualReturn2011	8.96%
Annual Return 2012	rr_AnnualReturn2012	5.89%
Annual Return 2013	rr_AnnualReturn2013	(2.70%)
Annual Return 2014	rr_AnnualReturn2014	7.86%
Annual Return 2015	rr_AnnualReturn2015	3.00%
Annual Return 2016	rr_AnnualReturn2016	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Aquila Tax-Free Fund of Colorado | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Aquila Tax-Free Fund of Colorado | Class Y | After Taxes on Distributions and Redemption
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	3.66%

[1]	Purchases of $250,000 or more of Class A Shares have no front-end sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
[2]	The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.48 of 1% of net assets of the Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000 through September 30, 2018. The Manager may not terminate the arrangement without the approval of the Board of Trustees.